UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2011

Date of reporting period: May 31, 2011

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.01%

AGRICULTURE—0.74%
Casa Grande SAA	580,972	$3,440,932

		3,440,932
BANKS—16.14%
Banco Continental SA	4,757,837	11,615,377
Credicorp Ltd.	625,289	63,385,546

		75,000,923
BUILDING MATERIALS—3.76%
Cementos Lima SA	6,104,769	6,173,114
Cementos Pacasmayo SAA	4,699,507	11,286,285

		17,459,399
DIVERSIFIED FINANCIAL SERVICES—3.68%
Intergroup Financial Services Corp.	599,292	17,079,822

		17,079,822
ELECTRIC—3.58%
Edegel SA	12,119,196	7,746,832
Empresa de Distribucion Electrica de Lima Norte SA	1,428,259	1,727,940
Luz del Sur SAA	2,914,192	7,156,557

		16,631,329
ENGINEERING & CONSTRUCTION—3.89%
Grana y Montero SA	8,198,374	18,060,701

		18,060,701
FOOD—6.46%
Alicorp SA	11,069,227	21,586,792
Copeinca ASA(a)	1,012,353	8,424,704

		30,011,496
IRON & STEEL—2.77%
Corporacion Aceros Arequipa SA	7,025,604	7,078,886
Empresa Siderurgica del Peru SAA(a)	11,009,749	5,765,307

		12,844,193
MACHINERY—2.36%
Ferreyros SA	9,504,203	10,983,550

		10,983,550
MINING—53.09%
Compania de Minas Buenaventura SA SP ADR	1,933,994	85,327,815
Compania Minera Atacocha SA Class B	8,264,401	3,462,154
Compania Minera Milpo SA	6,187,204	15,194,289
Hochschild Mining PLC	2,503,960	21,843,378

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

May 31, 2011

Minsur SA	15,433,676	21,514,622
Sociedad Minera Cerro Verde SA	478,298	19,036,260
Sociedad Minera el Brocal SA	385,871	5,783,188
Southern Copper Corp.	1,590,594	54,970,929
Volcan Compania Minera SAA Class B	16,739,732	19,526,665

		246,659,300
OIL & GAS—2.54%
Maple Energy PLC(a)	4,747,022	4,652,082
Refineria la Pampilla SA	10,772,118	7,158,070

		11,810,152

TOTAL COMMON STOCKS
(Cost: $509,633,422)		459,981,797

SHORT-TERM INVESTMENTS—0.93%

MONEY MARKET FUNDS—0.93%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	4,343,734	4,343,734

		4,343,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,343,734)		4,343,734

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $513,977,156)		464,325,531
Other Assets, Less Liabilities—0.06%		273,544

NET ASSETS—100.00%		$464,599,075

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—74.96%

AGRICULTURE—1.86%
SLC Agricola SA	90,200	$1,162,895

		1,162,895
APPAREL—1.54%
Grendene SA	172,200	959,089

		959,089
AUTO PARTS & EQUIPMENT—3.62%
Autometal SA	45,100	485,253
Iochpe-Maxion SA	106,600	1,565,266
Plascar Participacoes Industriais SA(a)	123,000	206,297

		2,256,816
BUILDING MATERIALS—1.45%
Eternit SA	147,600	906,152

		906,152
CHEMICALS—0.35%
Fertilizantes Heringer SA(a)	36,900	220,699

		220,699
COMMERCIAL SERVICES—10.82%
Estacio Participacoes SA	118,900	1,745,873
Kroton Educacional SA(a)	57,400	755,282
Mills Estruturas e Servicos de Engenharia SA	114,800	1,531,636
Santos Brasil Participacoes SA	86,100	1,634,810
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	85,710	1,084,937

		6,752,538
DISTRIBUTION & WHOLESALE—0.45%
Kepler Weber SA(a)	1,861,400	282,744

		282,744
ELECTRIC—1.96%
Equatorial Energia SA	102,500	759,019
Redentor Energia SA	106,600	463,507

		1,222,526
ENERGY - ALTERNATE SOURCES—0.76%
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA(a)	1,090,600	476,275

		476,275
FOOD—2.51%
Minerva SA	69,700	238,215

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

May 31, 2011

Sao Martinho SA	86,100	1,329,646

		1,567,861
HEALTH CARE - PRODUCTS—0.94%
Cremer SA	57,400	588,532

		588,532
HEALTH CARE - SERVICES—1.95%
Fleury SA	73,800	1,214,430

		1,214,430
HOLDING COMPANIES - DIVERSIFIED—0.92%
TPI - Triunfo Participacoes e Investimentos SA	98,400	572,962

		572,962
HOME BUILDERS—5.04%
Even Construtora e Incorporadora SA	299,300	1,629,101
Tecnisa SA	184,500	1,518,038

		3,147,139
INSURANCE—1.98%
Brasil Insurance Participacoes e Administracao SA	700	841,772
Tempo Participacoes SA(a)	155,800	396,403

		1,238,175
INVESTMENT COMPANIES—0.46%
IdeiasNet SA(a)	139,400	290,270

		290,270
MACHINERY—0.58%
Industrias Romi SA	65,600	360,385

		360,385
MANUFACTURING—0.34%
Companhia Providencia Industria e Comercio SA	57,400	212,525

		212,525
OIL & GAS SERVICES—0.42%
Lupatech SA(a)	36,900	262,270

		262,270
PHARMACEUTICALS—0.50%
Profarma Distribuidora de Produtos Farmaceuticos SA	32,800	309,316

		309,316
REAL ESTATE—19.85%
Aliansce Shopping Centers SA	139,400	1,252,835
BR Properties SA	221,400	2,520,877
Brasil Brokers Participacoes SA	229,600	1,220,658
Camargo Correa Desenvolvimento Imobiliario SA	77,900	278,567
EZ TEC Empreendimentos e Participacoes SA	82,000	878,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

May 31, 2011

General Shopping Brasil SA(a)	45,100	351,095
Helbor Empreendimentos SA	69,700	969,183
Iguatemi Empresa de Shopping Centers SA	57,400	1,471,329
JHSF Participacoes SA	164,000	487,848
LPS Brasil - Consultoria de Imoveis SA	49,200	1,233,114
Rodobens Negocios Imobiliarios SA	49,200	467,089
Sonae Sierra Brasil SA	41,000	629,272
Trisul SA	53,300	141,684
Viver Incorporadora e Construtora SA(a)	278,800	492,311

		12,393,989
RETAIL—6.69%
Arezzo Industria e Comercio SA(a)	82,000	1,348,848
Drogasil SA	172,200	1,220,658
Positivo Informatica SA	45,100	202,665
Raia SA(a)	45,100	798,955
Restoque Comercio e Confeccoes de Roupas SA	45,100	605,425

		4,176,551
SOFTWARE—0.48%
Bematech SA	69,700	296,887

		296,887
TRANSPORTATION—6.07%
Julio Simoes Logistica SA	127,100	900,962
LLX Logistica SA(a)	565,800	1,711,724
Log-in Logistica Intermodal SA(a)	90,200	453,854
Tegma Gestao Logistica SA	45,100	722,171

		3,788,711
WATER—3.42%
Companhia de Saneamento de Minas Gerais SA	106,600	2,132,000

		2,132,000

TOTAL COMMON STOCKS
(Cost: $43,589,983)		46,791,737

PREFERRED STOCKS—24.52%

AUTO PARTS & EQUIPMENT—6.52%
Marcopolo SA	467,400	2,195,005
Randon Implementos e Participacoes SA	237,800	1,872,299

		4,067,304
BANKS—5.30%
Banco ABC Brasil SA	94,300	719,187
Banco Daycoval SA	110,700	784,709
Banco Industrial e Comercial SA	102,500	735,016
Banco Panamericano SA	135,300	470,981
Banco Pine SA	41,000	336,563
Parana Banco SA	32,800	261,362

		3,307,818

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

May 31, 2011

BUILDING MATERIALS—0.78%
Eucatex SA	98,400	485,772

		485,772
CHEMICALS—0.34%
Unipar Participacoes SA Class B	865,100	213,537

		213,537
COMMERCIAL SERVICES—1.64%
Contax Participacoes SA	69,700	1,023,443

		1,023,443
ELECTRIC—3.00%
Centrais Eletricas de Santa Catarina SA Class B	36,900	984,389
Companhia Energetica do Ceara Class A	45,100	884,874

		1,869,263
INTERNET—0.54%
Universo Online SA	32,800	337,342

		337,342
INVESTMENT COMPANIES—0.57%
Jereissati Participacoes SA	410,000	358,101

		358,101
IRON & STEEL—1.02%
Companhia Ferro Ligas da Bahia - Ferbasa	82,000	638,354

		638,354
MACHINERY—0.35%
Inepar SA Industria e Construcoes	77,900	217,923

		217,923
MANUFACTURING—0.70%
Forjas Taurus SA	207,160	439,232

		439,232
MEDIA—1.28%
Saraiva Livreiros Editores SA	36,900	798,254

		798,254
METAL FABRICATE & HARDWARE—2.13%
Confab Industrial SA	461,944	1,330,282

		1,330,282

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

May 31, 2011

TEXTILES—0.35%
Companhia de Tecidos Norte de Minas	73,800	214,861

		214,861

TOTAL PREFERRED STOCKS
(Cost: $14,997,106)		15,301,486

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	81,729	81,729

		81,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,729)		81,729

TOTAL INVESTMENTS IN SECURITIES—99.61%
(Cost: $58,668,818)		62,174,952
Other Assets, Less Liabilities—0.39%		246,241

NET ASSETS—100.00%		$62,421,193

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.11%

AEROSPACE & DEFENSE—0.15%
AviChina Industry & Technology Co. Ltd. Class H	84,000	$55,838

		55,838
AGRICULTURE—0.43%
Chaoda Modern Agriculture (Holdings) Ltd.	140,000	68,943
China Agri-Industries Holdings Ltd.	84,000	89,212

		158,155
AIRLINES—0.41%
Air China Ltd. Class H	98,000	99,544
China Southern Airlines Co. Ltd. Class H(a)	98,000	50,780

		150,324
AUTO MANUFACTURERS—1.49%
Brilliance China Automotive Holdings Ltd.(a)	112,000	102,532
Dongfeng Motor Group Co. Ltd. Class H	140,000	247,331
Great Wall Motor Co. Ltd. Class H	52,500	73,578
Guangzhou Automobile Group Co. Ltd. Class H	112,000	124,997

		548,438
AUTO PARTS & EQUIPMENT—0.51%
Geely Automobile Holdings Ltd.	175,000	67,503
Weichai Power Co. Ltd. Class H	21,000	119,075

		186,578
BANKS—22.74%
Agricultural Bank of China Ltd. Class H(a)	882,000	538,673
Bank of China Ltd. Class H(a)	2,947,000	1,633,128
Bank of Communications Co. Ltd. Class H	336,000	349,935
China CITIC Bank Class H(a)	315,000	226,405
China Construction Bank Corp. Class H	2,422,000	2,285,772
China Merchants Bank Co. Ltd. Class H	196,000	498,981
China Minsheng Banking Corp. Ltd. Class H	185,500	175,543
Chongqing Rural Commercial Bank Class H(a)	112,000	80,067
Industrial and Commercial Bank of China Ltd. Class H(a)	3,059,000	2,564,424

		8,352,928
BEVERAGES—0.22%
Tsingtao Brewery Co. Ltd. Class H	14,000	81,903

		81,903
BUILDING MATERIALS—2.20%
Anhui Conch Cement Co. Ltd. Class H	57,000	253,946
BBMG Corp. Class H(a)	56,000	83,955
China National Building Material Co. Ltd. Class H	140,000	284,412
China Resources Cement Holdings Ltd.	98,000	96,646
China Shanshui Cement Group Ltd.	84,000	90,724

		809,683

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2011

CHEMICALS—1.28%
China BlueChemical Ltd. Class H	84,000	66,963
Huabao International Holdings Ltd.	98,000	138,354
Kingboard Chemical Holdings Co. Ltd.	31,500	158,564
Sinofert Holdings Ltd.(a)	112,000	52,130
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	112,000	52,994

		469,005
COAL—5.21%
China Coal Energy Co. Class H	210,000	284,052
China Shenhua Energy Co. Ltd. Class H	178,500	887,055
Fushan International Energy Group Ltd.	154,000	98,806
Hidili Industry International Development Ltd.	49,000	42,842
Inner Mongolia Yitai Coal Co. Class B(a)	27,800	189,374
Yanzhou Coal Mining Co. Ltd. Class H	98,000	409,517

		1,911,646
COMMERCIAL SERVICES—0.76%
COSCO Pacific Ltd.	84,000	166,543
Jiangsu Expressway Co. Ltd. Class H	56,000	58,467
Zhejiang Expressway Co. Ltd. Class H	70,000	55,082

		280,092
COMPUTERS—0.49%
Lenovo Group Ltd.	308,000	181,376

		181,376
DIVERSIFIED FINANCIAL SERVICES—0.24%
China Everbright Ltd.	42,000	87,268

		87,268
ELECTRIC—0.88%
China Resources Power Holdings Co. Ltd.	84,000	168,703
Datang International Power Generation Co. Ltd. Class H	154,000	57,819
Huaneng Power International Inc. Class H	168,000	98,284

		324,806
ELECTRICAL COMPONENTS & EQUIPMENT—0.79%
BYD Co. Ltd. Class H(a)	24,500	79,856
China High Speed Transmission Equipment Group Co. Ltd.	56,000	69,771
Dongfang Electric Corp. Ltd. Class H	18,200	67,044
Zhuzhou CSR Times Electric Co. Ltd. Class H	21,000	71,688

		288,359
ENERGY - ALTERNATE SOURCES—0.82%
China Longyuan Power Group Corp. Ltd. Class H	105,000	113,405
GCL-Poly Energy Holdings Ltd.	350,000	187,658

		301,063
ENGINEERING & CONSTRUCTION—1.57%
Beijing Capital International Airport Co. Ltd. Class H(a)	98,000	46,244
China Communications Construction Co. Ltd. Class H	224,000	203,049
China Railway Construction Corp. Ltd. Class H	98,000	88,834

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2011

China Railway Group Ltd. Class H	203,000	102,838
China State Construction International Holdings Ltd.	70,000	75,423
Metallurgical Corp. of China Ltd. Class H	147,000	59,159

		575,547
FOOD—2.79%
China Mengniu Dairy Co. Ltd.	63,000	201,698
China Yurun Food Group Ltd.	70,000	228,160
Tingyi (Cayman Islands) Holding Corp.	98,000	299,263
Want Want China Holdings Ltd.	308,000	295,032

		1,024,153
FOREST PRODUCTS & PAPER—0.36%
Lee & Man Paper Manufacturing Ltd.	84,000	50,978
Nine Dragons Paper (Holdings) Ltd.	84,000	79,599

		130,577
GAS—0.40%
XinAo Gas Holdings Ltd.	42,000	146,076

		146,076
HEALTH CARE - PRODUCTS—1.11%
Hengan International Group Co. Ltd.	38,500	331,912
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	56,000	74,163

		406,075
HOLDING COMPANIES - DIVERSIFIED—2.56%
Beijing Enterprises Holdings Ltd.	24,500	124,745
China Merchants Holdings (International) Co. Ltd.	56,000	243,730
China Resources Enterprise Ltd.	56,000	224,290
CITIC Pacific Ltd.	63,000	179,423
Guangdong Investment Ltd.	126,000	64,155
Shanghai Industrial Holdings Ltd.	28,000	102,064

		938,407
HOME FURNISHINGS—0.17%
Skyworth Digital Holdings Ltd.	98,000	63,507

		63,507
INSURANCE—7.74%
China Life Insurance Co. Ltd. Class H	378,000	1,331,696
China Pacific Insurance (Group) Co. Ltd. Class H	70,000	293,412
China Taiping Insurance Holdings Co. Ltd.(a)	39,200	95,059
PICC Property and Casualty Co. Ltd. Class H(a)	126,000	181,772
Ping An Insurance (Group) Co. of China Ltd. Class H	87,500	939,977

		2,841,916
INTERNET—4.40%
Alibaba.com Ltd.	63,000	106,276
Tencent Holdings Ltd.	52,500	1,510,714

		1,616,990
IRON & STEEL—0.28%
Angang New Steel Co. Ltd. Class H	56,000	61,778

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2011

Maanshan Iron & Steel Co. Ltd. Class H	84,000	40,610

		102,388
MACHINERY—0.83%
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. Class H(a)	50,400	119,107
Lonking Holdings Ltd.	98,000	55,190
Sany Heavy Equipment International Holdings Co. Ltd.	49,000	58,341
Shanghai Electric Group Co. Ltd. Class H	140,000	73,263

		305,901
MACHINERY - CONSTRUCTION & MINING—0.14%
China National Materials Co. Ltd. Class H	56,000	52,490

		52,490
MANUFACTURING—0.29%
China International Marine Containers Group Co. Ltd. Class B	23,100	40,096
Fosun International Ltd.	84,000	66,423

		106,519
METAL FABRICATE & HARDWARE—0.74%
China Zhongwang Holdings Ltd.	81,200	34,558
Jiangxi Copper Co. Ltd. Class H	70,000	237,160

		271,718
MINING—1.48%
Aluminum Corp. of China Ltd. Class H	196,000	172,879
China Molybdenum Co. Ltd. Class H	63,000	55,568
Minmetals Resources Ltd.(a)	84,000	63,291
Zhaojin Mining Industry Co. Ltd. Class H	45,500	104,486
Zijin Mining Group Co. Ltd. Class H	196,000	148,434

		544,658
OIL & GAS—13.24%
China Petroleum & Chemical Corp. Class H	840,000	842,436
CNOOC Ltd.	896,000	2,258,015
Kunlun Energy Co. Ltd.	126,000	220,005
PetroChina Co. Ltd. Class H	1,064,000	1,543,169

		4,863,625
OIL & GAS SERVICES—0.45%
China Oilfield Services Ltd. Class H(a)	84,000	166,975

		166,975
PHARMACEUTICALS—0.67%
China Shineway Pharmaceutical Group Ltd.	21,000	49,628
Sihuan Pharmaceutical Holdings Group Ltd.(a)	91,000	56,747
Sinopharm Group Co. Ltd. Class H	39,200	140,622

		246,997
PIPELINES—0.18%
China Gas Holdings Ltd.	154,000	64,749

		64,749

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2011

REAL ESTATE—5.32%
Agile Property Holdings Ltd.	70,000	120,425
China Overseas Land & Investment Ltd.	210,000	439,039
China Resources Land Ltd.	98,000	176,156
China Vanke Co. Ltd. Class B	38,000	52,279
Country Garden Holdings Co. Ltd.	217,000	95,980
Evergrande Real Estate Group Ltd.	273,000	192,356
Franshion Properties (China) Ltd.	182,000	55,226
Greentown China Holdings Ltd.	31,500	32,806
Guangzhou R&F Properties Co. Ltd. Class H	47,600	66,221
KWG Property Holdings Ltd.	66,500	47,540
Longfor Properties Co. Ltd.	66,500	105,341
Poly (Hong Kong) Investments Ltd.	98,000	69,177
Renhe Commercial Holdings Co. Ltd.	560,000	100,084
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,400	1,753
Shimao Property Holdings Ltd.	80,500	107,231
Shui On Land Ltd.	129,500	57,278
Sino-Ocean Land Holdings Ltd.	171,500	90,850
Soho China Ltd.	105,000	90,454
Yuexiu Property Co. Ltd.(a)	252,000	52,814

		1,953,010
RETAIL—3.53%
Anta Sports Products Ltd.	42,000	78,843
Belle International Holdings Ltd.	217,000	458,695
Bosideng International Holdings Ltd.	112,000	32,257
China Dongxiang (Group) Co. Ltd.	140,000	45,002
Golden Eagle Retail Group Ltd.	35,000	91,129
GOME Electrical Appliances Holdings Ltd.(a)	525,000	206,559
Hengdeli Holdings Ltd.	112,000	65,667
Intime Department Store Group Co. Ltd.	49,000	86,944
Li Ning Co. Ltd.	35,000	60,573
Parkson Retail Group Ltd.	70,000	107,284
Wumart Stores Inc. Class H	28,000	64,371

		1,297,324
SEMICONDUCTORS—0.22%
Semiconductor Manufacturing International Corp.(a)	966,000	81,975

		81,975
TELECOMMUNICATIONS—11.05%
China Communications Services Corp. Ltd. Class H	98,000	62,876
China Mobile Ltd.	304,500	2,781,725
China Telecom Corp. Ltd. Class H	700,000	419,418
China Unicom (Hong Kong) Ltd.	308,000	683,525
ZTE Corp. Class H	30,800	109,696

		4,057,240
TRANSPORTATION—0.97%
China COSCO Holdings Co. Ltd. Class H(a)	129,500	119,219
China Shipping Container Lines Co. Ltd. Class H(a)	182,000	69,033
China Shipping Development Co. Ltd. Class H	70,000	71,373

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2011

CSR Corp Ltd. Class H	98,000	97,906

		357,531

TOTAL COMMON STOCKS
(Cost: $35,752,660)		36,403,810

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	11,599	11,599

		11,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,599)		11,599

TOTAL INVESTMENTS IN SECURITIES—99.14%
(Cost: $35,764,259)		36,415,409
Other Assets, Less Liabilities—0.86%		314,082

NET ASSETS—100.00%		$36,729,491

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.07%
SinoMedia Holding Ltd.	45,000	$15,794

		15,794
AEROSPACE & DEFENSE—0.18%
AVIC International Holding HK Ltd.(a)	774,000	41,792

		41,792
AGRICULTURE—1.71%
Asian Citrus Holdings Ltd.	162,000	179,110
China Green Holdings Ltd.(b)	108,000	87,334
CP Pokphand Co. Ltd.(a)	1,062,000	133,800

		400,244
AIRLINES—0.23%
Shandong Airlines Co. Ltd. Class B	36,000	53,502

		53,502
APPAREL—3.83%
China Lilang Ltd.	99,000	139,239
Daphne International Holdings Ltd.(b)	216,000	207,712
Luthai Textile Co. Ltd. Class B	77,400	76,022
Peak Sport Products Co. Ltd.(b)	171,000	124,648
Ports Design Ltd.(b)	90,000	230,946
Shenzhou International Group Holdings Ltd.	90,000	118,250

		896,817
AUTO MANUFACTURERS—0.24%
Qingling Motors Co. Ltd.	180,000	57,158

		57,158
AUTO PARTS & EQUIPMENT—1.09%
Changfeng Axle China Co.	36,000	15,088
Double Coin Holdings Ltd. Class B(a)	63,900	45,880
Minth Group Ltd.(b)	144,000	194,753

		255,721
BEVERAGES—1.34%
Besunyen Holdings Co.	162,000	62,480
China Huiyuan Juice Group Ltd.(b)	144,000	89,231
China Tontine Wines Group Ltd.(b)	252,000	46,004
Dynasty Fine Wines Group Ltd.(b)	90,000	28,001
Kingway Brewery Holdings Ltd.(a)	162,000	45,819
Tianyi Fruit Holdings Ltd.	72,000	22,771
Yantai North Andre Juice Co. Ltd. Class H	405,000	19,785

		314,091
BIOTECHNOLOGY—0.84%
China Mining Resources Group Ltd.(a)(b)	1,710,000	29,239

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

Global Bio-Chem Technology Group Co. Ltd.	486,000	131,833
Mingyuan Medicare Development Co. Ltd.	510,000	36,717

		197,789
BUILDING MATERIALS—3.50%
Asia Cement China Holdings Corp.	117,000	91,603
China Fangda Group Co. Ltd. Class B(a)	81,000	32,281
China Glass Holdings Ltd.	90,000	44,430
China Grand Forestry Green Resources Group Ltd.(a)	1,980,000	53,710
China Singyes Solar Technologies Holdings Ltd.	72,000	67,942
Huaxin Cement Co. Ltd. Class B	39,600	98,446
Luoyang Glass Co. Ltd. Class H(a)	72,000	32,027
Shanghai Yaohua Pilkington Glass Co. Ltd. Class B(a)	54,000	41,742
TCC International Holdings Ltd.(b)	252,000	149,027
West China Cement Ltd.	558,000	209,471

		820,679
CHEMICALS—4.76%
China Sanjiang Fine Chemicals Co. Ltd.	153,000	56,846
Danhua Chemical Technology Co. Ltd. Class B(a)	53,100	47,471
Dongyue Group Ltd.	225,000	230,830
Fufeng Group Ltd.	180,000	127,275
Hubei Sanonda Co. Ltd. Class B(a)	62,100	27,943
Lumena Resources Corp.(b)	468,000	207,574
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B(a)	112,500	72,225
Sino Union Energy Investment Group Ltd.(a)(b)	900,000	84,464
Yingde Gases Group Co. Ltd.	216,000	195,216
Yip’s Chemical Holdings Ltd.	54,000	65,465

		1,115,309
COAL—0.36%
Huscoke Resources Holdings Ltd.	864,000	40,543
Loudong General Nice Resources China Holdings Ltd.	324,000	44,569

		85,112
COMMERCIAL SERVICES—5.61%
AMVIG Holdings Ltd.	126,000	89,092
Anhui Expressway Co. Ltd. Class H	108,000	90,111
Anxin-China Holdings Ltd.(a)	360,000	89,787
CITIC Resources Holdings Ltd.(a)(b)	486,000	94,970
Dynamic Energy Holdings Ltd.	396,000	40,219
Global Energy Resources International Group Ltd.(a)	1,512,000	46,652
Guangdong Provincial Expressway Development Co. Ltd. Class B(c)	90,000	43,852
GZI Transport Ltd.(b)	144,000	76,457
Hi Sun Technology (China) Ltd.(a)(b)	459,000	113,888
Hopewell Highway Infrastructure Ltd.	211,500	144,382
Jinzhou Port Co. Ltd. Class B(a)	58,500	31,356
Road King Infrastructure Ltd.	63,000	52,645
Shenzhen Chiwan Wharf Holdings Ltd. Class B	48,600	74,976
Shenzhen Expressway Co. Ltd. Class H	162,000	107,466
Shenzhen International Holdings Ltd.	2,137,500	178,619
Xiamen International Port Co. Ltd. Class H	216,000	40,820

		1,315,292
COMPUTERS—1.62%
CITIC 21CN Co. Ltd.(a)	558,000	71,019
Great Wall Technology Co. Ltd. Class H	108,000	48,457
Ju Teng International Holdings Ltd.(b)	198,000	56,765

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

Nan Hai Corp. Ltd.(a)	6,750,000	38,182
PAX Global Technology Ltd.(a)	54,000	19,369
TPV Technology Ltd.	216,000	126,905
World Wide Touch Technology Holdings Ltd.	252,000	19,438

		380,135
COSMETICS & PERSONAL CARE—0.75%
Magic Holdings International Ltd.(a)	99,000	57,528
Vinda International Holdings Ltd.	99,000	117,220

		174,748
DISTRIBUTION & WHOLESALE—2.20%
China Power New Energy Development Co. Ltd.(a)(b)	1,080,000	83,307
Digital China Holdings Ltd.	162,000	308,236
Goldlion Holdings Ltd.	81,000	34,468
Huiyin Household Appliances Holdings Co. Ltd.(a)	162,000	38,113
Inspur International Ltd.	585,000	33,844
Shanghai Material Trading Co. Ltd. Class B	26,100	17,852

		515,820
DIVERSIFIED FINANCIAL SERVICES—1.14%
China Communication Telecom Services Co. Ltd.(a)	135,000	28,463
Credit China Holdings Ltd.	108,000	25,825
Goldbond Group Holdings Ltd.	270,000	16,835
Min Xin Holdings Ltd.	72,000	37,026
REXLot Holdings Ltd.	1,575,000	159,961

		268,110
ELECTRIC—1.15%
China Power International Development Ltd.(b)	423,000	102,780
Enerchina Holdings Ltd.(a)	1,107,000	17,363
Huadian Energy Co. Ltd. Class B(a)	126,900	47,080
Zhejiang Southeast Electric Power Co. Ltd. Class B	187,200	103,147

		270,370
ELECTRICAL COMPONENTS & EQUIPMENT—3.36%
Boer Power Holdings Ltd.	54,000	53,733
Chaowei Power Holdings Ltd.	81,000	29,887
Coslight Technology International Group Ltd.(a)	18,000	9,071
Foshan Electrical and Lighting Co. Ltd.	36,000	37,164
Harbin Power Equipment Co. Ltd. Class H(b)	162,000	186,816
HL Technology Group Ltd.	63,000	18,790
Leoch International Technology Ltd.	81,000	38,113
Northeast Electric Development Co. Ltd. Class H(a)	72,000	14,347
NVC Lighting Holdings Ltd.	297,000	152,730
Sun King Power Electronics Group Ltd.(a)	162,000	30,407
Tianneng Power International Ltd.	144,000	64,424
Trony Solar Holdings Co. Ltd.	135,000	70,985
Vitar International Holdings Ltd.(a)	365,000	81,180

		787,647
ELECTRONICS—1.53%
Catic Shenzhen Holdings Ltd. Class H(a)	59,715	28,021
China Automation Group Ltd.	135,000	95,283
Regent Manner International Ltd.	144,000	50,910
Shenzhen SEG Co. Ltd. Class B(a)(c)	69,300	26,995
Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B	14,500	11,147

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

SVA Electron Co. Ltd. Class B(a)	81,900	41,114
Truly International Holdings Ltd.	271,000	48,427
Wasion Group Holdings Ltd.(b)	108,000	57,621

		359,518
ENERGY - ALTERNATE SOURCES—0.76%
China Suntien Green Energy Corp. Ltd. Class H	333,000	106,170
Viva China Holdings Ltd.	1,602,000	72,084

		178,254
ENGINEERING & CONSTRUCTION—0.27%
Hainan Meilan International Airport Co. Ltd. Class H	36,000	40,265
Richly Field China Development Ltd.(a)	990,000	22,146

		62,411
ENTERTAINMENT—0.34%
A8 Digital Music Holdings Ltd.(a)	72,000	18,142
China LotSynergy Holdings Ltd.(a)	1,224,000	38,238
SMI Corp. Ltd.(a)	468,000	22,262

		78,642
ENVIRONMENTAL CONTROL—2.63%
Asia Energy Logistics Group Ltd.(a)	1,620,000	35,405
Beijing Enterprises Water Group Ltd.(a)	666,000	204,635
Chiho-Tiande Group Ltd.	72,000	57,297
China Metal Recycling Holdings Ltd.(b)	124,200	172,765
China Water Affairs Group Ltd.	288,000	107,003
Dongjiang Environmental Co. Ltd. Class H	2,400	9,195
Tianjin Capital Environmental Protection Group Co. Ltd. Class H(b)	90,000	28,810

		615,110
FOOD—3.16%
Ausnutria Dairy Corp. Ltd.	99,000	31,310
Beijing Jingkelong Co. Ltd. Class H	45,000	59,241
China Corn Oil Co. Ltd.	63,000	42,521
China Modern Dairy Holdings Ltd.(a)	405,000	136,936
China Starch Holdings Ltd.	585,000	38,356
DaChan Food Asia Ltd.(a)	117,000	26,774
Global Dairy Holdings Ltd.(a)	108,000	42,625
Global Sweeteners Holdings Ltd.(a)(b)	144,000	30,176
Heng Tai Consumables Group Ltd.(b)	724,000	80,978
Shanghai Dajiang Group Stock Co. Ltd. Class B(a)	92,700	39,305
Uni-President China Holdings Ltd.	175,000	121,714
Xiwang Sugar Holdings Co. Ltd.(a)	126,000	34,017
Yashili International Holdings Ltd.	180,000	55,769

		739,722
FOREST PRODUCTS & PAPER—0.74%
China Forestry Holdings Ltd.(a)(c)	306,000	58,026
China Sunshine Paper Holdings Co. Ltd.	85,500	24,622
Qunxing Paper Holdings Co. Ltd.(c)	148,000	41,479
Youyuan International Holdings Ltd.(a)	90,000	48,248

		172,375
GAS—0.53%
Binhai Investment Co. Ltd.(a)(b)	468,000	30,083

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

Towngas China Co. Ltd.	144,000	78,124
Zhengzhou Gas Co. Ltd. Class H	9,000	15,782

		123,989
HAND & MACHINE TOOLS—0.35%
Chongqing Machinery & Electric Co. Ltd. Class H	252,000	82,289

		82,289
HEALTH CARE - PRODUCTS—1.20%
China Medical System Holdings Ltd.	93,600	96,627
Golden Meditech Holdings Ltd.(a)	396,000	68,728
Microport Scientific Corp.	117,000	86,940
Trauson Holdings Co. Ltd.	72,000	29,065

		281,360
HEALTH CARE - SERVICES—0.08%
China Public Healthcare Holding Ltd.(a)	2,025,000	19,785

		19,785
HOLDING COMPANIES - DIVERSIFIED—1.75%
Beijing Development HK Ltd.(a)	117,000	18,351
C C Land Holdings Ltd.(b)	306,000	117,232
China Chengtong Development Group Ltd.	306,000	19,276
Interchina Holdings Co. Ltd.(a)(b)	585,000	104,539
Media China Corp. Ltd.(a)	540,000	12,704
Minmetals Land Ltd.(b)	288,000	49,614
Tianjin Development Holdings Ltd.(a)(b)	126,000	88,930

		410,646
HOME BUILDERS—0.21%
Baoye Group Co. Ltd. Class H	72,000	49,336

		49,336
HOME FURNISHINGS—1.74%
Chigo Holding Ltd.	864,000	91,082
Hefei Meiling Co. Ltd. Class B(a)	26,100	19,562
Hisense Kelon Electrical Holdings Co. Ltd. Class H(a)	81,000	38,217
Konka Group Co. Ltd. Class B	67,500	22,996
Royale Furniture Holdings Ltd.	90,000	43,621
TCL Multimedia Technology Holdings Ltd.(a)	126,000	49,244
Tsann Kuen China Enterprise Co. Ltd. Class B(a)	126,900	28,061
Welling Holding Ltd.	273,600	60,148
Wuxi Little Swan Co. Ltd. Class B(a)	28,400	54,657

		407,588
HOUSEHOLD PRODUCTS & WARES—0.32%
Biostime International Holdings Ltd.(a)	36,000	74,051

		74,051
INTERNET—0.22%
Pacific Online Ltd.	90,900	50,951

		50,951

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

INVESTMENT COMPANIES—0.31%
China Merchants China Direct Investments Ltd.	36,000	73,125

		73,125
IRON & STEEL—2.25%
China Nickel Resources Holding Co. Ltd.	144,000	17,772
China Vanadium Titano-Magnetite Mining Co. Ltd.(b)	234,000	86,940
Chongqing Iron & Steel Co. Ltd. Class H(a)(b)	126,000	30,454
Da Ming International Holdings Ltd.	36,000	13,468
Shougang Concord International Enterprises Co. Ltd.	1,080,000	120,795
Tiangong International Co. Ltd.	216,000	44,708
Xingda International Holdings Ltd.	198,000	212,040

		526,177
LEISURE TIME—1.19%
China Travel International Investment Hong Kong Ltd.	684,000	124,868
Huangshan Tourism Development Co. Ltd. Class B(a)	43,200	60,739
Jinan Qingqi Motorcycle Co. Ltd. Class B(a)	64,800	24,754
Jinshan Development & Construction Co. Ltd. Class B(a)	48,600	27,119
Shanghai Jinjiang International Travel Co. Ltd. Class B(c)	18,000	25,092
Zhonglu Co. Ltd. Class B(a)	22,500	16,987

		279,559
LODGING—0.61%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	306,000	61,369
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	42,300	66,073
Tak Sing Alliance Holdings Ltd.	126,000	14,255

		141,697
MACHINERY—5.20%
Changchai Co. Ltd. Class B(a)	41,400	23,472
China High Precision Automation Group Ltd.(b)	135,000	103,960
Dalian Refrigeration Co. Ltd. Class B	22,500	19,872
First Tractor Co. Ltd. Class H	108,000	133,014
Good Friend International Holdings Inc.	38,000	42,014
Haitian International Holdings Ltd.	144,000	192,532
Hangzhou Steam Turbine Co. Ltd. Class B	48,600	99,219
International Mining Machinery Holdings Ltd.(a)	193,500	211,450
Jingwei Textile Machinery Co. Ltd. Class H	54,000	43,944
SGSB Group Co. Ltd. Class B(a)	63,900	37,318
Shandong Molong Petroleum Machinery Co. Ltd. Class H(a)	32,400	34,531
Shanghai Automation Instrumentation Co. Ltd. Class B(a)	29,700	19,750
Shanghai Diesel Engine Co. Ltd. Class B	60,300	56,622
Shanghai Erfangji Co. Ltd. Class B(a)	66,600	24,043
Shanghai Highly Group Co. Ltd. Class B	76,500	49,495
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	60,300	70,852
Shanghai Prime Machinery Co. Ltd. Class H	180,000	36,794
Shenji Group Kunming Machine Tool Co. Ltd. Class H	36,000	18,790

		1,217,672
MACHINERY - DIVERSIFIED—0.36%
China Textile Machinery Co. Ltd. Class B	21,600	14,234
Huangshi Dongbei Electrical Appliance Co. Class B	19,500	15,132
L.K. Technology Holdings Ltd.(a)	90,000	27,191
Sinoref Holdings Ltd.	144,000	28,695

		85,252

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

MANUFACTURING—0.52%
China Aerospace International Holdings Ltd.	558,000	63,128
China Haidian Holdings Ltd.(b)	450,000	58,431

		121,559
MEDIA—1.23%
Phoenix Satellite Television Holdings Ltd.	270,000	115,589
Qin Jia Yuan Media Services Co. Ltd.	144,000	24,992
VODone Ltd.(b)	522,000	146,967

		287,548
METAL FABRICATE & HARDWARE—0.61%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(a)	81,000	37,072
CNNC International Ltd.(a)	36,000	22,910
Shengli Oil&Gas Pipe Holdings Ltd.	256,500	48,474
Shougang Concord Century Holdings Ltd.	162,000	14,995
Wafangdian Bearing Co. Ltd. Class B	21,900	20,243

		143,694
MINING—3.49%
China Precious Metal Resources Holdings Co. Ltd.(a)	432,000	106,078
China Qinfa Group Ltd.(a)	72,000	37,488
China Rare Earth Holdings Ltd.(a)	252,000	100,755
CITIC Dameng Holdings Ltd.(a)	216,000	68,312
Hunan Non-Ferrous Metals Corp. Ltd. Class H(a)	396,000	150,184
Lingbao Gold Co. Ltd. Class H	72,000	54,890
North Mining Shares Co. Ltd.(a)	1,620,000	57,274
Real Gold Mining Ltd.(b)(c)	126,000	143,519
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	171,000	98,048

		816,548
MISCELLANEOUS - MANUFACTURING—0.10%
Sunny Optical Technology Group Co.	81,000	24,367

		24,367
OIL & GAS—1.16%
China Oil and Gas Group Ltd.(a)	900,000	90,249
MIE Holdings Corp.	198,000	95,456
Sino Oil And Gas Holdings Ltd.(a)	1,350,000	85,911

		271,616
OIL & GAS SERVICES—0.76%
Anhui Tianda Oil Pipe Co. Ltd. Class H	63,000	23,569
Anton Oilfield Services Group Ltd.	198,000	38,182
CIMC Enric Holdings Ltd.(a)	54,000	19,508
Honghua Group Ltd.(a)	252,000	28,833
Shenzhen Chiwan Petroleum Class B	16,200	18,286
Sinopec Kantons Holdings Ltd.	90,000	48,596

		176,974
PACKAGING & CONTAINERS—0.61%
CPMC Holdings Ltd.	63,000	38,796
Greatview Aseptic Packaging Co. Ltd.(a)	108,000	75,393
Overseas Chinese Town Asia Holdings Ltd.	54,000	29,157

		143,346

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

PHARMACEUTICALS—3.92%
China Pharmaceutical Group Ltd.(b)	180,000	90,249
Dawnrays Pharmaceutical Holdings Ltd.	72,000	23,881
Extrawell Pharmaceutical Holdings Ltd.(a)	450,000	37,604
Guangzhou Pharmaceutical Co. Ltd. Class H	54,000	57,065
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	182,400	55,106
Lijun International Pharmaceutical Holding Co. Ltd.	225,000	49,174
Livzon Pharmaceutical Group Inc. Class B	19,800	54,346
Ruinian International Ltd.(b)	162,000	113,090
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	36,000	41,931
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	36,000	13,144
Shenzhen Accord Pharmaceutical Co. Ltd. Class B	16,900	48,581
Sino Biopharmaceutical Ltd.(b)	648,000	235,759
Tong Ren Tang Technologies Co. Ltd. Class H	63,000	60,745
United Gene High-Tech Group Ltd.(a)	1,620,000	38,530

		919,205
REAL ESTATE—10.45%
Beijing Capital Land Ltd. Class H	234,000	76,110
Beijing North Star Co. Ltd. Class H(b)	162,000	37,488
Beijing Properties Holdings Ltd.(a)	342,000	31,657
Central China Real Estate Ltd.	117,000	29,933
China Aoyuan Property Group Ltd.	279,000	49,498
China Everbright International Ltd.	441,000	188,228
China Properties Group Ltd.(a)	126,000	37,743
China SCE Property Holdings Ltd.	243,000	65,292
China South City Holdings Ltd.	432,000	71,644
Coastal Greenland Ltd.(a)	288,000	14,070
Fantasia Holdings Group Co. Ltd.	405,000	63,522
Henderson Investment Ltd.	252,000	23,650
HKC (Holdings) Ltd.(a)	621,000	29,938
Hopefluent Group Holdings Ltd.	54,000	31,657
Hopson Development Holdings Ltd.(a)	144,000	133,476
Jiangsu Future Land Co. Ltd. Class B	117,900	96,678
Kai Yuan Holdings Ltd.(a)	1,440,000	50,910
Kaisa Group Holdings Ltd.(a)	468,000	178,092
Lai Fung Holdings Ltd.	675,000	27,769
Mingfa Group International Co. Ltd.(b)	216,000	71,089
Powerlong Real Estate Holdings Ltd.	342,000	101,126
Shanghai Dingli Technology Development Group Co. Ltd. Class B(a)	34,200	21,717
Shanghai Industrial Urban Development Group Ltd.(a)	216,000	71,089
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	74,700	63,868
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	55,800	45,923
Shanghai Zendai Property Ltd.(a)	765,000	24,194
Shenzhen Investment Ltd.	504,000	158,098
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class B(a)	36,900	14,469
Silver Grant International Industries Ltd.	324,000	112,048
Sinolink Worldwide Holdings Ltd.(a)	468,000	48,735
SPG Land Holdings Ltd.	72,000	28,880
SRE Group Ltd.	522,000	42,949
Sunac China Holdings Ltd.(a)	216,000	83,862
Tomson Group Ltd.(b)	144,000	53,131
United Energy Group Ltd.(a)(b)	918,000	162,865
Yuzhou Properties Co.	144,000	45,541
Zhong An Real Estate Ltd.(a)	198,000	41,492

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

Zhuguang Holdings Group Co. Ltd.(a)	108,000	19,716

		2,448,147
REAL ESTATE INVESTMENT TRUSTS—0.36%
GZI Real Estate Investment Trust	162,000	83,724

		83,724
RETAIL—6.13%
361 Degrees International Ltd.(b)	144,000	98,302
Ajisen (China) Holdings Ltd.	99,000	210,512
Boshiwa International Holding Ltd.(a)	153,000	87,137
Embry Holdings Ltd.	27,000	19,022
Evergreen International Holdings Ltd.	72,000	41,191
FIYTA Holdings Ltd. Class B	12,000	12,928
Hong Kong Resources Holdings Co. Ltd.	288,000	28,509
Lao Feng Xiang Co. Ltd.	36,000	98,208
Le Saunda Holdings Ltd.	72,000	35,174
Little Sheep Group Ltd.	99,000	79,165
Meike International Holdings Ltd.	126,000	22,192
New World Department Store China Ltd.(b)	117,000	95,514
PCD Stores Ltd.	684,000	181,147
Pou Sheng International Holdings Ltd.(a)	360,000	64,332
Shanghai Friendship Group Inc. Class B	49,500	87,318
Shirble Department Stores Ltd.	144,000	30,176
Sparkle Roll Group Ltd.	360,000	69,885
Xinhua Winshare Publishing and Media Co. Ltd.	99,000	54,219
XTEP International Holdings Ltd.(b)	157,500	120,882

		1,435,813
SEMICONDUCTORS—0.87%
China Resources Microelectronics Ltd.(a)	765,000	38,356
Comtec Solar Systems Group Ltd.(a)(b)	126,000	57,667
Heng Xin China Holdings Ltd.	432,000	61,092
Solargiga Energy Holdings Ltd.(a)	171,000	46,166

		203,281
SHIPBUILDING—0.28%
Guangzhou Shipyard International Co. Ltd. Class H	36,000	65,257

		65,257
SOFTWARE—3.03%
China ITS Holdings Co. Ltd.(a)	189,000	77,510
China Netcom Technology Holdings Ltd.(a)	1,647,000	52,935
Chinasoft International Ltd.(a)(c)	90,000	21,637
Kingdee International Software Group Co. Ltd.	433,200	248,945
Kingsoft Corp. Ltd.	162,000	87,681
NetDragon Websoft Inc.	45,000	28,000
Shanghai Baosight Software Co. Ltd. Class B	24,300	47,312
Travelsky Technology Ltd. Class H	238,500	145,336

		709,356
TELECOMMUNICATIONS—3.12%
BYD Electronic International Co. Ltd.(a)(b)	193,500	99,506
Centron Telecom International Holdings Ltd.	90,000	20,595
China All Access Holdings Ltd.	162,000	45,819
China Energine International Holdings Ltd.(a)(b)	360,000	26,381
China Wireless Technologies Ltd.	360,000	87,010
Comba Telecom Systems Holdings Ltd.(b)	193,500	214,435
DBA Telecommunications (Asia) Holdings Ltd.	36,000	8,238

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

Eastern Communications Co. Ltd. Class B	81,000	42,525
MOBI Development Co. Ltd.	81,000	19,056
Nanjing Panda Electronics Co. Ltd. Class H(a)	72,000	21,012
Shanghai Potevio Co. Ltd. Class B(a)	35,100	20,077
SIM Technology Group Ltd.(b)	180,000	31,240
TCL Communication Technology Holdings Ltd.	117,000	94,160

		730,054
TEXTILES—1.07%
International Taifeng Holdings Ltd.	72,000	35,730
Shanghai Haixin Group Co. Ltd. Class B(a)	110,700	58,560
Sijia Group Co. Ltd.	63,000	25,513
Texhong Textile Group Ltd.	72,000	55,075
Weiqiao Textile Co. Ltd. Class H	99,000	75,219

		250,097
TRANSPORTATION—2.36%
Cosco International Holdings Ltd.(b)	162,000	103,926
Dazhong Transportation Group Co. Ltd.	146,900	92,547
Shanghai Jin Jiang International Industrial Investment Co. Ltd. Class B	44,100	42,027
Sinotrans Ltd. Class H(b)	387,000	94,033
Sinotrans Shipping Ltd.	333,000	101,461
Tianjin Marine Shipping Co. Ltd. Class B(a)	53,100	22,143
Tianjin Port Development Holdings Ltd.	450,000	97,191

		553,328

TOTAL COMMON STOCKS
(Cost: $24,410,694)		23,379,553

RIGHTS—0.01%

COMMERCIAL SERVICES—0.00%
Media China Corp. Ltd.(a)	270,000	347

		347
HOLDING COMPANIES - DIVERSIFIED—0.01%
Citic Resources Holdings Ltd.(a)(b)	178,200	2,681

		2,681

TOTAL RIGHTS
(Cost: $0)		3,028
WARRANTS—0.00%
FOOD—0.00%
Xiwang Sugar Holdings Co. Ltd.(a)(c)	24,000	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2011

SHORT-TERM INVESTMENTS - 15.34%

MONEY MARKET FUNDS - 15.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	3,292,707	3,292,707
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	286,399	286,399
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	14,112	14,112

		3,593,218

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,593,218)		3,593,218

TOTAL INVESTMENTS IN SECURITIES—115.15%
(Cost: $28,003,912)		26,975,799
Other Assets, Less Liabilities—(15.15)%		(3,549,713)

NET ASSETS—100.00%		$23,426,086

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.64%

AGRICULTURE—6.64%
PT Astra Agro Lestari Tbk	595,170	$1,645,599
PT Bakrie Sumatera Plantations Tbk	15,648,904	815,859
PT Bisi International Tbk(a)	2,320,500	424,109
PT BW Plantation Tbk	2,201,752	314,702
PT Central Proteinaprima Tbk(a)(b)	450,000	—
PT Charoen Pokphand Indonesia Tbk	11,364,725	2,569,728
PT Gudang Garam Tbk	892,742	4,554,966
PT Japfa Comfeed Indonesia Tbk	1,428,000	698,483
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	3,689,278	1,048,152
PT Sampoerna Agro Tbk	1,028,872	415,864

		12,487,462
AIRLINES—0.35%
PT Garuda Indonesia Tbk(a)	10,472,000	662,513

		662,513
AUTO PARTS & EQUIPMENT—0.45%
PT Gajah Tunggal Tbk	2,439,986	850,443

		850,443
BANKS—27.20%
PT Bank Bukopin Tbk(a)	5,057,699	438,486
PT Bank Central Asia Tbk	18,980,774	15,788,588
PT Bank Danamon Indonesia Tbk	4,522,419	3,284,986
PT Bank Mandiri Tbk	14,220,780	11,995,737
PT Bank Negara Indonesia (Persero) Tbk	11,364,558	5,159,354
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	7,378,336	1,063,248
PT Bank Rakyat Indonesia Tbk	16,957,672	12,615,690
PT Bank Tabungan Negara Tbk	3,986,758	775,352

		51,121,441
BUILDING MATERIALS—5.57%
PT Holcim Indonesia Tbk	2,975,000	784,225
PT Indocement Tunggal Prakarsa Tbk	2,261,144	4,476,988
PT Semen Gresik (Persero) Tbk	4,581,655	5,206,731

		10,467,944
CHEMICALS—0.28%
PT Barito Pacific Tbk(a)	4,284,419	527,051

		527,051
COAL—11.83%
PT Adaro Energy Tbk	22,134,339	6,353,363
PT Bumi Resources Tbk	23,978,917	9,270,743
PT Darma Henwa Tbk(a)	18,504,850	216,799
PT Indo Tambangraya Megah Tbk	595,380	3,278,409
PT Tambang Batubara Bukit Asam Tbk	1,249,550	3,110,882

		22,230,196

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

May 31, 2011

DISTRIBUTION & WHOLESALE—0.30%
PT AKR Corporindo Tbk	2,618,168	564,399

		564,399
ENGINEERING & CONSTRUCTION—0.12%
PT Wijaya Karya(a)	2,843,639	229,877

		229,877
FOOD—2.28%
PT Indofood Sukses Makmur Tbk	6,783,230	4,291,423

		4,291,423
FOREST PRODUCTS & PAPER—0.40%
PT Indah Kiat Pulp and Paper Tbk(a)	4,224,500	742,399

		742,399
GAS—4.25%
PT Perusahaan Gas Negara Tbk	16,838,778	7,989,813

		7,989,813
HOLDING COMPANIES - DIVERSIFIED—0.33%
PT Global Mediacom Tbk	6,366,920	626,585

		626,585
HOUSEHOLD PRODUCTS & WARES—2.18%
PT Unilever Indonesia Tbk	2,380,004	4,098,888

		4,098,888
INSURANCE—0.19%
PT Panin Financial Tbk(a)	16,698,278	354,096

		354,096
IRON & STEEL—0.35%
PT Krakatau Steel Tbk(a)	4,879,000	651,638

		651,638
MACHINERY—0.12%
PT Hexindo Adiperkasa Tbk	302,818	232,378

		232,378
MACHINERY - CONSTRUCTION & MINING—3.74%
PT United Tractors Tbk	2,606,796	7,024,346

		7,024,346
MEDIA—0.74%
PT Bhakti Investama Tbk(a)	29,869,000	787,361
PT Media Nusantara Citra Tbk	5,295,676	601,817

		1,389,178

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

May 31, 2011

METAL FABRICATE & HARDWARE—0.56%
PT Bakrie and Brothers Tbk(a)	114,829,230	1,049,345

		1,049,345
MINING—2.79%
PT Aneka Tambang Tbk	5,176,566	1,303,921
PT Delta Dunia Makmur Tbk(a)	6,307,054	864,537
PT International Nickel Indonesia Tbk	3,808,395	2,130,524
PT Timah Tbk	3,094,410	942,588

		5,241,570
OIL & GAS—1.01%
PT Benakat Petroleum Energy Tbk(a)	18,504,920	277,503
PT Energi Mega Persada Tbk(a)	43,732,942	993,989
PT Medco Energi Internasional Tbk	2,082,752	634,428

		1,905,920
OIL & GAS SERVICES—0.05%
PT Elnusa Tbk	2,964,982	100,738

		100,738
PHARMACEUTICALS—1.58%
PT Kalbe Farma Tbk	7,080,517	2,965,596

		2,965,596
REAL ESTATE—4.26%
PT Agung Podomoro Land Tbk(a)	9,460,500	404,555
PT Alam Sutera Realty Tbk	15,113,116	548,892
PT Bakrieland Development Tbk	52,241,295	985,396
PT Bumi Serpong Damai Tbk	10,769,691	1,148,195
PT Ciputra Development Tbk(a)	16,362,822	795,568
PT Ciputra Property Tbk	4,760,140	237,017
PT Intiland Development Tbk(a)	6,366,620	242,417
PT Lippo Karawaci Tbk	24,990,140	1,990,896
PT Pakuwon Jati Tbk(a)	3,094,000	362,486
PT Sentul City Tbk(a)	21,955,550	298,383
PT Summarecon Agung Tbk(a)	7,437,598	993,365

		8,007,170
RETAIL—11.63%
PT Astra International Tbk	3,112,283	21,421,900
PT Ramayana Lestari Sentosa Tbk	4,293,917	427,606

		21,849,506
TELECOMMUNICATIONS—10.20%
PT Bakrie Telecom Tbk(a)	35,105,268	1,542,320
PT Indosat Tbk	2,082,878	1,281,133
PT Telekomunikasi Indonesia Tbk	15,529,678	14,009,551
PT Tower Bersama Infrastructure Tbk (a)	1,725,500	449,796
PT XL Axiata Tbk	2,618,000	1,886,322

		19,169,122

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

May 31, 2011

TRANSPORTATION—0.24%
PT Berlian Laju Tanker Tbk(a)	10,650,514	455,443

		455,443

TOTAL COMMON STOCKS
(Cost: $179,376,469)		187,286,480

SHORT-TERM INVESTMENTS—1.72%

MONEY MARKET FUNDS—1.72%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	3,243,747	3,243,747

		3,243,747

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,243,747)		3,243,747

TOTAL INVESTMENTS IN SECURITIES—101.36%
(Cost: $182,620,216)		190,530,227
Other Assets, Less Liabilities—(1.36)%		(2,562,308)

NET ASSETS—100.00%		$187,967,919

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.32%

AIRLINES—6.08%
Aer Lingus Group PLC(a)	65,904	$74,848
Ryanair Holdings PLC SP ADR	6,856	201,566

		276,414
BANKS—4.11%
Allied Irish Banks PLC(a)	304,724	80,605
Bank of Ireland(a)	558,608	106,003

		186,608
BEVERAGES—4.45%
C&C Group PLC	38,968	202,233

		202,233
BUILDING MATERIALS—26.80%
CRH PLC	46,704	1,016,189
Kingspan Group PLC	19,236	201,872

		1,218,061
ENTERTAINMENT—4.52%
Paddy Power PLC	3,988	205,247

		205,247
FOOD—21.81%
Fyffes PLC	118,568	72,954
Glanbia PLC	23,460	165,595
Greencore Group PLC	55,028	88,601
Kerry Group PLC Class A	13,772	589,999
Total Produce PLC	122,340	73,868

		991,017
FOREST PRODUCTS & PAPER—4.67%
Smurfit Kappa Group PLC(a)	17,096	212,126

		212,126
HOLDING COMPANIES - DIVERSIFIED—4.54%
DCC PLC	6,692	206,358

		206,358
INSURANCE—1.63%
FBD Holdings PLC	7,060	74,091

		74,091
MEDIA—1.71%
Independent News & Media PLC(a)	104,044	77,778

		77,778

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2011

PHARMACEUTICALS—13.34%
Elan Corp. PLC(a)	47,828	470,989
United Drug PLC	41,708	135,508

		606,497
RETAIL—3.64%
Grafton Group PLC	32,628	165,578

		165,578
TRANSPORTATION—2.02%
Irish Continental Group PLC	3,900	91,697

		91,697

TOTAL COMMON STOCKS
(Cost: $4,366,480)		4,513,705

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	1,076	1,076

		1,076

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,076)		1,076

TOTAL INVESTMENTS IN SECURITIES—99.34%
(Cost: $4,367,556)		4,514,781
Other Assets, Less Liabilities—0.66%		30,104

NET ASSETS—100.00%		$4,544,885

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.49%

AGRICULTURE—0.43%
PGG Wrightson Ltd.(a)	1,151,028	$482,886

		482,886
AIRLINES—1.28%
Air New Zealand Ltd.	1,617,395	1,450,211

		1,450,211
BUILDING MATERIALS—20.03%
Fletcher Building Ltd.	3,084,061	22,654,945

		22,654,945
CHEMICALS—2.29%
Nuplex Industries Ltd.	1,017,261	2,585,708

		2,585,708
COAL—0.00%
Pike River Coal Ltd.(a)(b)	905,608	74

		74
ELECTRIC—11.15%
Contact Energy Ltd.(a)	1,080,300	5,331,927
Infratil Ltd.	2,559,457	3,958,169
Vector Ltd.	1,598,675	3,327,126

		12,617,222
ENGINEERING & CONSTRUCTION—5.90%
Auckland International Airport Ltd.	3,525,600	6,670,363

		6,670,363
HEALTH CARE - PRODUCTS—4.26%
Fisher & Paykel Healthcare Corp. Ltd.	2,036,255	4,824,066

		4,824,066
HEALTH CARE - SERVICES—3.34%
Ryman Healthcare Ltd.	1,694,030	3,776,409

		3,776,409
HOME FURNISHINGS—1.18%
Fisher & Paykel Appliances Holdings Ltd.(a)	2,617,485	1,334,948

		1,334,948
INSURANCE—1.52%
Tower Ltd.	1,204,645	1,714,327

		1,714,327

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

May 31, 2011

LODGING—6.26%
Sky City Entertainment Group Ltd.	2,347,085	7,085,712

		7,085,712
MEDIA—4.16%
Sky Network Television Ltd.	1,013,384	4,709,893

		4,709,893
OIL & GAS—1.33%
New Zealand Oil & Gas Ltd.	1,994,655	1,509,539

		1,509,539
REAL ESTATE INVESTMENT TRUSTS—9.07%
AMP NZ Office Trust	5,195,775	3,547,456
Goodman Property Trust	3,954,422	3,090,261
Kiwi Income Property Trust	4,234,558	3,622,681

		10,260,398
RETAIL—2.02%
Warehouse Group Ltd. (The)	758,615	2,283,974

		2,283,974
TELECOMMUNICATIONS—15.81%
Telecom Corp. of New Zealand Ltd.	8,986,645	17,889,637

		17,889,637
TEXTILES—4.32%
Guinness Peat Group PLC(a)	6,914,830	4,891,798

		4,891,798
TRANSPORTATION—5.14%
Freightways Ltd.	796,900	2,163,248
Mainfreight Ltd.	442,195	3,648,408

		5,811,656

TOTAL COMMON STOCKS
(Cost: $95,969,289)		112,553,766

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

May 31, 2011

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	87,933	87,933

		87,933

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,933)		87,933

TOTAL INVESTMENTS IN SECURITIES—99.57%
(Cost: $96,057,222)		112,641,699
Other Assets, Less Liabilities—0.43%		489,332

NET ASSETS—100.00%		$113,131,031

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—97.41%

AIRLINES—1.57%
Cebu Air Inc.	408,380	$837,339

		837,339
BANKS—18.97%
Banco de Oro Unibank Inc.	1,741,576	2,355,113
Bank of the Philippine Islands	2,725,475	3,506,072
Metropolitan Bank & Trust Co.	1,580,633	2,521,121
Philippine National Bank(a)	382,325	539,108
Rizal Commercial Banking Corp.	822,088	513,093
Security Bank Corp.	321,387	693,144

		10,127,651
ELECTRIC—12.82%
Aboitiz Power Corp.	3,520,115	2,453,340
First Gen Corp.(a)	2,253,237	764,621
First Philippine Holdings Corp.	437,059	633,968
Manila Electric Co.	538,744	2,991,362

		6,843,291
ENERGY - ALTERNATE SOURCES—4.22%
Energy Development Corp.	14,348,420	2,252,098

		2,252,098
ENTERTAINMENT—0.61%
PhilWeb Corp.	846,157	326,257

		326,257
FOOD—1.81%
Universal Robina Corp.	951,074	966,244

		966,244
HOLDING COMPANIES - DIVERSIFIED—14.84%
Aboitiz Equity Ventures Inc.	3,696,000	3,528,544
Alliance Global Group Inc.	7,856,139	1,906,830
Ayala Corp.	278,818	2,487,835

		7,923,209
MEDIA—0.99%
Lopez Holdings Corp.(a)	3,520,850	531,464

		531,464
MINING—1.25%
Atlas Consolidated Mining & Development Corp.(a)	880,931	360,436
Nickel Asia Corp.	620,700	304,898

		665,334

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

May 31, 2011

REAL ESTATE—18.44%
Ayala Land Inc.	9,967,633	3,502,266
Belle Corp.(a)	3,111,008	406,315
Filinvest Land Inc.	18,707,590	531,908
Global-Estate Resorts Inc.(a)	2,394,091	110,684
Megaworld Corp.	19,668,540	959,330
Robinsons Land Corp.	3,146,010	909,041
SM Development Corp.	618,526	131,540
SM Prime Holdings Inc.	10,402,708	2,876,015
Vista Land & Lifescapes Inc.	5,720,000	421,794

		9,848,893
RETAIL—11.16%
Jollibee Foods Corp.	793,413	1,559,865
SM Investments Corp.	351,167	4,399,735

		5,959,600
TELECOMMUNICATIONS—9.67%
Globe Telecom Inc.	63,805	1,312,678
Philippine Long Distance Telephone Co.	71,552	3,850,510

		5,163,188
WATER—1.06%
Manila Water Co. Inc.	1,355,729	567,864

		567,864

TOTAL COMMON STOCKS
(Cost: $51,434,935)		52,012,432

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	17,072	17,072

		17,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,072)		17,072

TOTAL INVESTMENTS IN SECURITIES—97.44%
(Cost: $51,452,007)		52,029,504
Other Assets, Less Liabilities—2.56%		1,368,909

NET ASSETS—100.00%		$53,398,413

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.26%

AGRICULTURE—1.96%
Kernel Holding SA(a)	197,880	$5,861,460

		5,861,460
BANKS—28.71%
Bank Handlowy w Warszawie SA	130,352	4,571,843
Bank Millennium SA	1,720,947	3,490,181
Bank Pekao SA	439,254	27,092,172
BRE Bank SA(a)	57,885	7,184,607
Getin Holding SA(a)	1,302,921	6,563,380
Powszechna Kasa Oszczednosci Bank Polski SA	2,324,680	37,142,158

		86,044,341
BIOTECHNOLOGY—0.29%
Bioton SA(a)	15,025,492	873,766

		873,766
BUILDING MATERIALS—0.69%
Barlinek SA(a)	242,931	365,535
Cersanit SA(a)	423,696	1,697,002

		2,062,537
CHEMICALS—3.45%
Boryszew SA(a)	2,889,116	1,134,057
Ciech SA(a)	143,656	1,367,954
Synthos SA(a)	2,377,780	4,666,720
Zaklady Azotowe Pulawy SA	30,328	1,410,912
Zaklady Azotowe w Tarnowie-Moscicach SA(a)	76,656	1,065,673
Zaklady Chemiczne Police SA(a)	136,575	693,944

		10,339,260
COAL—2.09%
Lubelski Wegiel Bogdanka SA(a)	145,827	6,259,420

		6,259,420
COMPUTERS—1.92%
Asseco Poland SA	257,373	4,953,078
Optimus SA(a)	250,857	814,187

		5,767,265
DIVERSIFIED FINANCIAL SERVICES—0.74%
Warsaw Stock Exchange(a)	112,006	2,206,413

		2,206,413
ELECTRIC—11.75%
ENEA SA(a)	463,071	3,315,584
Polska Grupa Energetyczna SA	2,453,291	21,970,303

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

May 31, 2011

Tauron Polska Energia SA(a)	4,139,503	9,929,752

		35,215,639
ENGINEERING & CONSTRUCTION—2.13%
Budimex SA	49,825	1,834,438
Hydrobudowa Polska SA(a)	440,198	366,378
Mostostal Zabrze SA(a)	416,439	437,417
Pol-Aqua SA(a)	8,953	55,318
Polimex-Mostostal SA	2,155,419	2,420,675
Polnord SA	56,454	584,771
Trakcja Polska SA(a)	594,840	696,149

		6,395,146
FOOD—0.28%
Jutrzenka Holding SA(a)	287,742	372,305
Polski Koncern Miesny Duda SA(a)	921,988	479,190

		851,495
FOREST PRODUCTS & PAPER—0.10%
Arctic Paper SA	77,359	286,504

		286,504
INSURANCE—8.37%
Powszechny Zaklad Ubezpieczen SA	177,496	25,094,840

		25,094,840
INTERNET—0.24%
Dom Maklerski IDM SA(a)	682,889	717,289

		717,289
IRON & STEEL—0.33%
Alchemia SA(a)	299,789	974,091

		974,091
MACHINERY—0.24%
Rafako SA	184,331	718,860

		718,860
MANUFACTURING—0.38%
Kopex SA(a)	137,368	1,126,344

		1,126,344
MEDIA—2.54%
Agora SA	196,560	1,450,232
Cyfrowy Polsat SA	386,180	2,341,165
TVN SA(b)	620,460	3,820,089

		7,611,486
METAL FABRICATE & HARDWARE—0.26%
Impexmetal SA(a)	399,828	783,264

		783,264

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

May 31, 2011

MINING—12.36%
KGHM Polska Miedz SA	530,939	37,050,334

		37,050,334
OIL & GAS—10.44%
Grupa Lotos SA(a)	299,767	5,087,998
Polski Koncern Naftowy Orlen SA(a)	737,404	14,472,565
Polskie Gornictwo Naftowe i Gazownictwo SA	7,372,312	11,736,108

		31,296,671
OIL & GAS SERVICES—0.28%
Petrolinvest SA(a)(b)	251,936	846,074

		846,074
REAL ESTATE—1.95%
Globe Trade Centre SA(a)(b)	649,370	4,717,928
JW Construction Holding SA(a)	96,304	532,028
LC Corp. SA(a)	1,017,964	577,169

		5,827,125
RETAIL—1.83%
AmRest Holdings SE(a)	54,935	1,553,370
Eurocash SA	274,318	2,891,336
NFI Empik Media & Fashion SA	163,067	1,051,988

		5,496,694
SOFTWARE—0.19%
ComArch SA(a)	16,393	555,887

		555,887
TELECOMMUNICATIONS—5.54%
Netia SA(a)	1,116,648	2,333,621
Telekomunikacja Polska SA	2,171,284	14,252,159

		16,585,780
VENTURE CAPITAL—0.20%
MCI Management SA(a)	210,225	602,848

		602,848

TOTAL COMMON STOCKS
(Cost: $269,646,159)		297,450,833

RIGHTS—0.15%

CHEMICALS—0.15%
Boryszew SA(a)(c)	1,340,890	458,108

		458,108

TOTAL RIGHTS
(Cost: $459,962)		458,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

May 31, 2011

SHORT-TERM INVESTMENTS—0.59%

MONEY MARKET FUNDS—0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	1,277,759	1,277,759
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	111,140	111,140
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	368,768	368,768

		1,757,667

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,757,667)		1,757,667

TOTAL INVESTMENTS IN SECURITIES—100.00%
(Cost: $271,863,788)		299,666,608
Other Assets, Less Liabilities—0.00%		(4,938)

NET ASSETS—100.00%		$299,661,670

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares MSCI All Peru Capped, iShares MSCI Brazil Small Cap, iShares MSCI China, iShares MSCI China Small Cap, iShares MSCI Indonesia Investable Market, iShares MSCI Ireland Capped Investable Market, iShares MSCI New Zealand Investable Market, iShares MSCI Philippines Investable Market and iShares MSCI Poland Investable Market Index Funds (each, a “Fund”, collectively, the “Funds”). The iShares MSCI New Zealand Investable Market Index Fund commenced operations on September 1, 2010. The iShares MSCI Brazil Small Cap, iShares MSCI China Small Cap and iShares MSCI Philippines Investable Market Index Funds commenced operations on September 28, 2010. The iShares MSCI China Index Fund commenced operations on March 29, 2011.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
All Peru Capped
Common Stocks	$459,981,797	$—	$—	$459,981,797
Short-Term Investments	4,343,734	—	—	4,343,734

	$464,325,531	$—	$—	$464,325,531

Brazil Small Cap
Common Stocks	$46,791,737	$—	$—	$46,791,737
Preferred Stocks	15,301,486	—	—	15,301,486
Short-Term Investments	81,729	—	—	81,729

	$62,174,952	$—	$—	$62,174,952

China
Common Stocks	$36,403,810	$—	$—	$36,403,810

Short-Term Investments	11,599	—	—		11,599

	$36,415,409	$—	$—		$36,415,409

China Small Cap
Common Stocks	$23,018,953	$—	$360,600		$23,379,553
Rights	3,028	—	—		3,028
Warrants	—	—	0	(a)	—
Short-Term Investments	3,593,218	—	—		3,593,218

	$26,615,199	$—	$360,600		$26,975,799

Indonesia Investable Market
Common Stocks	$187,286,480	$—	$0	(a)	$187,286,480
Short-Term Investments	3,243,747	—	—		3,243,747

	$190,530,227	$—	$0	(a)	$190,530,227

Ireland Capped Investable Market
Common Stocks	$4,513,705	$—	$—		$4,513,705
Short-Term Investments	1,076	—	—		1,076

	$4,514,781	$—	$—		$4,514,781

New Zealand Investable Market
Common Stocks	$112,553,692	$—	$74		$112,553,766
Short-Term Investments	87,933	—	—		87,933

	$112,641,625	$—	$74		$112,641,699

Philippines Investable Market
Common Stocks	$52,012,432	$—	$—		$52,012,432
Short-Term Investments	17,072	—	—		17,072

	$52,029,504	$—	$—		$52,029,504

Poland Investable Market
Common Stocks	$297,450,833	$—	$—		$297,450,833
Rights	—	—	458,108		458,108
Short-Term Investments	1,757,667	—	—		1,757,667

	$299,208,500	$—	$458,108		$299,666,608

(a)	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$522,821,210	$175,340	$(58,671,019)	$(58,495,679)
Brazil Small Cap	59,214,717	4,597,397	(1,637,162)	2,960,235
China	35,791,359	1,279,554	(655,504)	624,050
China Small Cap	28,058,286	1,268,752	(2,351,239)	(1,082,487)
Indonesia Investable Market	184,545,765	9,624,471	(3,640,009)	5,984,462
Ireland Capped Investable Market	4,420,089	539,946	(445,254)	94,692
New Zealand Investable Market	97,123,593	16,427,000	(908,894)	15,518,106
Philippines Investable Market	52,113,810	567,325	(651,631)	(84,306)
Poland Investable Market	272,716,532	28,021,390	(1,071,314)	26,950,076

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

As of May 31, 2011, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of May 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	July 28, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	July 28, 2011